UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2014

1.938137.102

IPB-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 13,262,912	$ 13,616,766
0.125% 4/15/17	14,945,068	15,464,065
0.125% 4/15/18	16,615,528	17,165,919
0.125% 4/15/19	5,926,187	6,101,887
0.125% 1/15/22	13,220,320	13,309,790
0.125% 7/15/22	13,635,422	13,725,975
0.125% 1/15/23	13,698,619	13,650,455
0.375% 7/15/23	13,588,124	13,848,214
0.625% 7/15/21	11,977,215	12,617,254
0.625% 1/15/24	13,553,389	14,038,871
1.125% 1/15/21	11,282,756	12,223,715
1.25% 7/15/20	9,863,981	10,813,004
1.375% 7/15/18	5,007,175	5,472,492
1.375% 1/15/20	6,419,289	7,042,159
1.625% 1/15/18	5,077,041	5,539,132
1.875% 7/15/15	6,743,012	7,006,407
1.875% 7/15/19	5,293,386	5,959,193
2% 1/15/16	6,608,173	6,970,076
2.125% 1/15/19	4,658,114	5,247,290
2.375% 1/15/17	5,608,072	6,137,334
2.5% 7/15/16	6,466,354	7,020,036
2.625% 7/15/17	4,807,097	5,383,011
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $218,898,207)	218,353,045
NET OTHER ASSETS (LIABILITIES) - 0.3%	720,163
NET ASSETS - 100%	$ 219,073,208
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $219,317,207. Net unrealized depreciation aggregated $964,162, of which $1,219,817 related to appreciated investment securities and $2,183,979 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond
Central Fund

June 30, 2014

1.816017.110

TP1-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 636,000	$ 651,859
4.25% 6/15/23	4,475,000	4,705,181
		5,357,040
Media - 1.3%
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,168,883
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,228,675
Discovery Communications LLC 3.25% 4/1/23	821,000	805,430
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	5,435,208
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	18,329,100
4.5% 9/15/42	4,582,000	4,452,600
5.5% 9/1/41	7,196,000	8,036,709
5.85% 5/1/17	2,001,000	2,250,143
5.875% 11/15/40	3,014,000	3,510,050
8.25% 4/1/19	13,760,000	17,433,397
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,083,345
6.2% 3/15/40	7,609,000	9,031,495
Viacom, Inc.:
2.5% 9/1/18	908,000	927,943
4.25% 9/1/23	15,137,000	15,871,614
4.375% 3/15/43	4,013,000	3,718,478
		103,283,070
TOTAL CONSUMER DISCRETIONARY		108,640,110
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (d)	3,184,000	3,039,386
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,248,581
		7,287,967
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	5,415,000	5,663,484
Walgreen Co. 1.8% 9/15/17	2,515,000	2,539,496
		8,202,980
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,063,000	$ 2,067,743
3.2% 1/25/23	2,398,000	2,315,252
		4,382,995
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,970,071
4% 1/31/24	4,065,000	4,174,527
5.375% 1/31/44	6,961,000	7,611,408
9.25% 8/6/19	1,502,000	1,995,703
9.7% 11/10/18	1,582,000	2,072,694
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,749,713
4.75% 11/1/42	13,658,000	13,001,801
6.15% 9/15/43	2,807,000	3,209,190
6.75% 6/15/17	6,895,000	7,914,791
7.25% 6/15/37	9,291,000	11,613,685
		64,313,583
TOTAL CONSUMER STAPLES		84,187,525
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	5,421,934
5.35% 3/15/20 (d)	4,099,000	4,536,187
5.85% 5/21/43 (d)(g)	10,959,000	10,411,050
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,616,009
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,609,516
		27,594,696
Oil, Gas & Consumable Fuels - 3.9%
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,817,097
2.7% 4/1/19	709,000	718,058
3.875% 3/15/23	6,298,000	6,372,902
5.6% 4/1/44	7,397,000	8,157,863
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	2,382,000	2,383,844
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP: - continued
3.9% 5/15/24 (d)	$ 2,513,000	$ 2,506,185
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	837,654
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,074,301
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,080,375
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,925,077
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	2,908,099
Petro-Canada 6.05% 5/15/18	1,960,000	2,268,136
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	43,495,190
5.625% 5/20/43	20,715,000	18,747,075
7.25% 3/17/44	22,238,000	24,517,395
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,882,000	11,341,547
Petroleos Mexicanos:
4.875% 1/18/24 (d)	5,463,000	5,859,068
5.5% 6/27/44	55,941,000	58,234,581
6.375% 1/23/45 (d)	21,014,000	24,402,508
6.5% 6/2/41	22,489,000	26,143,463
Phillips 66 Co. 4.3% 4/1/22	4,867,000	5,247,672
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,344,147
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,782,695
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,176,568
2.95% 9/25/18	1,225,000	1,271,435
4.6% 6/15/21	1,165,000	1,271,757
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,129,583
4.55% 6/24/24	10,044,000	10,137,630
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,861,254
5.375% 6/1/21	6,459,000	7,312,215
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,157,707
4.3% 3/4/24	5,461,000	5,692,028
		300,175,109
TOTAL ENERGY		327,769,805
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 14.4%
Banks - 5.3%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (d)	$ 7,945,000	$ 8,064,175
Bank of America Corp.:
3.3% 1/11/23	21,902,000	21,544,669
3.875% 3/22/17	2,890,000	3,078,807
4.1% 7/24/23	6,733,000	6,984,161
4.125% 1/22/24	10,800,000	11,128,417
5.65% 5/1/18	3,780,000	4,283,133
5.7% 1/24/22	20,000,000	23,139,280
5.75% 12/1/17	11,300,000	12,759,350
Bank of America NA 5.3% 3/15/17	3,196,000	3,514,593
Barclays Bank PLC 2.5% 2/20/19	4,600,000	4,658,701
Citigroup, Inc.:
3.375% 3/1/23	7,000,000	6,969,480
3.953% 6/15/16	5,120,000	5,401,590
4.05% 7/30/22	2,408,000	2,465,770
5.3% 5/6/44	15,365,000	15,998,975
5.5% 9/13/25	2,779,000	3,097,996
6.125% 5/15/18	3,790,000	4,366,038
Credit Suisse AG 6% 2/15/18	9,198,000	10,478,647
Discover Bank:
4.2% 8/8/23	9,938,000	10,481,122
7% 4/15/20	5,075,000	6,094,923
8.7% 11/18/19	1,160,000	1,474,089
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,311,768
8.25% 3/1/38	1,976,000	2,903,886
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,591,621
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,041,130
5.25% 3/14/44	2,847,000	3,043,261
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,468,468
JPMorgan Chase & Co.:
2.35% 1/28/19	6,581,000	6,657,090
3.2% 1/25/23	27,834,000	27,620,931
3.25% 9/23/22	27,599,000	27,710,693
4.35% 8/15/21	5,816,000	6,295,006
4.5% 1/24/22	15,434,000	16,903,795
KeyBank NA 6.95% 2/1/28	850,000	1,072,442
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,487,200
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Bank:
6.45% 6/26/37	$ 7,667,000	$ 9,109,853
7.5% 5/15/18	18,822,000	22,399,667
Regions Financial Corp. 2% 5/15/18	6,384,000	6,360,756
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	16,000,000	16,237,360
6% 12/19/23	41,227,000	44,551,545
6.1% 6/10/23	12,534,000	13,712,785
6.125% 12/15/22	11,163,000	12,203,514
		400,666,687
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,828,000	2,924,257
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,788,399
2.625% 1/31/19	17,288,000	17,516,755
2.9% 7/19/18	10,067,000	10,370,440
3.625% 1/22/23	12,000,000	12,010,152
5.25% 7/27/21	5,219,000	5,858,072
5.75% 1/24/22	5,977,000	6,913,381
5.95% 1/18/18	4,700,000	5,347,519
6.75% 10/1/37	33,359,000	39,922,617
Lazard Group LLC:
4.25% 11/14/20	3,548,000	3,716,544
6.85% 6/15/17	2,374,000	2,692,966
Morgan Stanley, Inc.:
2.125% 4/25/18	8,669,000	8,763,189
3.75% 2/25/23	26,993,000	27,444,917
4.875% 11/1/22	21,080,000	22,616,458
5% 11/24/25	1,791,000	1,911,525
5.75% 1/25/21	10,136,000	11,769,518
6.625% 4/1/18	7,000,000	8,181,908
7.3% 5/13/19	3,747,000	4,581,004
		214,329,621
Consumer Finance - 0.2%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,085,708
5.2% 4/27/22	3,503,000	3,885,962
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,939,313
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.875% 8/9/16 (d)	$ 1,801,000	$ 1,827,352
2.125% 10/2/17 (d)	2,125,000	2,156,971
2.875% 8/9/18 (d)	3,195,000	3,287,006
		17,182,312
Diversified Financial Services - 0.3%
Five Corners Funding Trust 4.419% 11/15/23 (d)	7,020,000	7,397,325
ING Bank NV 5.8% 9/25/23 (d)	3,538,000	3,983,477
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	5,956,260
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,864,525
		19,201,587
Insurance - 1.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,628,000	1,628,860
American International Group, Inc.:
4.875% 9/15/16	3,591,000	3,883,925
4.875% 6/1/22	1,912,000	2,128,117
5.6% 10/18/16	5,848,000	6,428,736
Aon Corp. 5% 9/30/20	1,574,000	1,765,227
Aon PLC 4% 11/27/23	20,880,000	21,903,078
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	11,963,565
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	7,138,865
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,457,000	6,000,042
6.5% 3/15/35 (d)	4,626,000	5,658,648
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,283,980
MetLife, Inc. 4.368% 9/15/23	5,966,000	6,396,990
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,477,478
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	6,315,277
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	7,512,498
6% 2/10/20 (d)	363,000	414,507
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,076,565
4.75% 9/17/15	6,617,000	6,944,317
7.375% 6/15/19	1,370,000	1,696,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (d)	$ 3,545,000	$ 3,804,359
Unum Group 5.625% 9/15/20	3,364,000	3,858,552
		115,279,958
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,632,863
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,592,532
AvalonBay Communities, Inc.:
3.625% 10/1/20	3,128,000	3,265,513
4.2% 12/15/23	34,799,000	36,804,884
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,424,403
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,139,244
4.25% 1/15/24	5,830,000	6,097,265
DDR Corp.:
3.5% 1/15/21	21,013,000	21,391,864
4.625% 7/15/22	3,879,000	4,148,753
4.75% 4/15/18	4,014,000	4,368,059
7.5% 4/1/17	2,084,000	2,404,440
9.625% 3/15/16	5,150,000	5,892,347
Duke Realty LP:
3.625% 4/15/23	6,884,000	6,818,196
3.875% 10/15/22	4,992,000	5,078,881
4.375% 6/15/22	13,137,000	13,831,816
5.5% 3/1/16	3,680,000	3,941,777
5.95% 2/15/17	1,473,000	1,636,933
6.5% 1/15/18	4,735,000	5,413,057
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,428,953
5.375% 10/15/15	606,000	639,393
6% 9/15/17	3,170,000	3,543,527
6.25% 1/15/17	2,488,000	2,762,382
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,307,285
6.2% 1/15/17	1,240,000	1,392,876
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,416,205
4.7% 9/15/17	946,000	1,034,686
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,640,858
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,762,000	$ 1,818,500
6.65% 1/15/18	2,850,000	3,109,592
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,768,406
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (d)	2,418,000	2,469,653
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,288,000	1,377,838
Simon Property Group LP 4.125% 12/1/21	3,187,000	3,450,023
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,619,568
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,113,746
WP Carey, Inc. 4.6% 4/1/24	14,578,000	15,142,198
		190,918,516
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	1,378,000	1,386,083
3.85% 4/15/16	4,800,000	5,021,486
4.25% 7/15/22	2,470,000	2,545,491
6.125% 4/15/20	1,499,000	1,727,731
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,930,283
4.95% 4/15/18	4,325,000	4,709,782
5.7% 5/1/17	2,297,000	2,532,011
7.5% 5/15/15	708,000	747,698
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,123,832
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,932,881
4.625% 12/15/21	7,286,000	8,016,407
4.75% 7/15/20	3,181,000	3,550,833
5.75% 6/15/17	1,306,000	1,473,799
Essex Portfolio LP 3.875% 5/1/24 (d)	5,285,000	5,370,305
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,577,042
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,941,943
4.125% 6/15/22	2,690,000	2,798,394
4.75% 10/1/20	4,767,000	5,174,598
5.5% 12/15/16	3,166,000	3,456,325
6.625% 10/1/17	3,452,000	3,947,842
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,173,323
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
3.15% 5/15/23	$ 10,776,000	$ 9,726,622
4.5% 4/18/22	11,607,000	11,749,511
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,454,268
5.5% 10/1/15 (d)	16,890,000	17,854,436
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,058,942
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	625,000	646,296
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,334,415
Regency Centers LP 5.25% 8/1/15	1,981,000	2,074,279
Tanger Properties LP:
3.875% 12/1/23	3,062,000	3,121,669
6.125% 6/1/20	4,142,000	4,852,494
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,349,352
		140,360,373
TOTAL FINANCIALS		1,097,939,054
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	5,254,000	5,828,824
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,275,842
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	946,382
2.875% 3/15/23	7,384,000	7,239,599
WellPoint, Inc. 3.3% 1/15/23	6,513,000	6,501,798
		23,792,445
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,997,295
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,901,000	5,924,480
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	2,015,481
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,164,194
		10,104,155
TOTAL HEALTH CARE		35,893,895
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.2%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 600,159	$ 665,396
6.648% 3/15/19	962,380	1,021,928
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,128,141	1,215,572
8.36% 1/20/19	5,543,047	6,159,711
		9,062,607
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,052,270
TOTAL INDUSTRIALS		12,114,877
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,433,940
6.55% 10/1/17	2,336,000	2,702,754
		4,136,694
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,073,724
TOTAL INFORMATION TECHNOLOGY		7,210,418
MATERIALS - 1.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,096,526
4.25% 11/15/20	2,576,000	2,799,826
		7,896,352
Metals & Mining - 1.4%
Anglo American Capital PLC 4.125% 4/15/21 (d)	8,330,000	8,524,081
Barrick Gold Corp.:
3.85% 4/1/22	4,256,000	4,232,358
4.1% 5/1/23	62,413,000	62,121,094
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,096,000	5,279,915
4.25% 7/17/42 (d)	1,577,000	1,439,598
4.5% 8/13/23 (d)	2,595,000	2,772,758
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
5.625% 10/18/43 (d)	$ 6,601,000	$ 7,285,973
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	13,597,000	13,548,472
		105,204,249
TOTAL MATERIALS		113,100,601
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.:
5.35% 9/1/40	3,622,000	3,933,282
5.55% 8/15/41	20,803,000	23,286,837
6.3% 1/15/38	4,683,000	5,658,801
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	339,748
CenturyLink, Inc.:
5.15% 6/15/17	445,000	480,600
6% 4/1/17	1,112,000	1,227,370
6.15% 9/15/19	3,031,000	3,303,790
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,434,796
7.995% 6/1/36	9,949,000	10,869,283
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,733,404
4.5% 9/15/20	76,740,000	84,398,345
5.15% 9/15/23	10,000,000	11,184,950
6.1% 4/15/18	16,292,000	18,836,028
6.55% 9/15/43	102,988,000	129,391,137
		318,078,371
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	4,003,000	3,938,952
TOTAL TELECOMMUNICATION SERVICES		322,017,323
UTILITIES - 2.4%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	2,280,000	2,214,452
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,200,256
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (d)	$ 9,269,000	$ 11,003,786
Edison International 3.75% 9/15/17	2,719,000	2,900,724
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,830,581
4.25% 3/15/23	28,183,000	28,053,386
7.375% 11/15/31	7,256,000	8,565,418
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,800,015
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,151,985
3.75% 11/15/20	612,000	647,413
Northeast Utilities 1.45% 5/1/18	1,535,000	1,507,186
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,399,715
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,947,814
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,324,579
Progress Energy, Inc. 4.4% 1/15/21	5,280,000	5,783,400
		98,330,710
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,074,080
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,708,908
		4,782,988
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5341% 9/30/66 (g)	18,745,000	17,323,192
7.5% 6/30/66 (g)	5,100,000	5,523,300
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,319,675
5.25% 2/15/43	5,536,000	5,952,855
5.45% 9/15/20	6,486,000	7,422,721
5.8% 2/1/42	2,772,000	3,170,636
5.95% 6/15/41	5,116,000	5,914,986
Puget Energy, Inc. 6% 9/1/21	935,000	1,101,908
Sempra Energy:
2.3% 4/1/17	5,425,000	5,568,236
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
4.05% 12/1/23	$ 21,085,000	$ 22,296,797
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	3,975,125
		80,569,431
TOTAL UTILITIES		183,683,129
TOTAL NONCONVERTIBLE BONDS (Cost $2,154,617,426)		2,292,556,737
U.S. Treasury Obligations - 49.1%

U.S. Treasury Notes:
0.375% 3/31/16	200,000,000	200,023,400
0.5% 6/30/16	91,009,000	91,080,078
0.5% 7/31/17 (f)	59,260,000	58,463,664
0.625% 11/30/17	1,804,069,000	1,776,302,566
0.75% 12/31/17	61,851,000	61,058,565
0.75% 2/28/18	407,300,000	400,840,629
1.25% 10/31/18	201,977,000	200,383,200
1.375% 9/30/18	29,176,000	29,134,979
1.5% 12/31/18	74,118,000	74,146,980
1.5% 1/31/19	249,433,000	249,218,737
1.5% 5/31/19 (c)	150,000,000	149,214,900
1.625% 4/30/19	147,210,000	147,451,572
2% 2/28/21	147,869,000	147,222,073
2% 5/31/21	150,000,000	148,839,900
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,728,513,048)		3,733,381,243
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 6.3%
1.688% 5/1/34 (g)	1,360,891	1,402,900
1.751% 9/1/33 (g)	616,870	637,208
1.91% 12/1/34 (g)	108,338	112,813
1.91% 3/1/35 (g)	91,107	94,811
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.052% 5/1/33 (g)	$ 17,985	$ 18,901
2.303% 6/1/36 (g)	140,171	148,812
2.332% 3/1/35 (g)	48,181	50,386
2.348% 7/1/35 (g)	551,355	583,740
2.361% 8/1/36 (g)	1,932,560	2,053,111
2.379% 7/1/35 (g)	151,836	161,299
2.393% 11/1/36 (g)	1,329,376	1,416,094
2.421% 10/1/33 (g)	76,474	81,226
2.495% 3/1/36 (g)	386,136	413,507
2.5% 3/1/43 to 4/1/43	2,046,473	1,941,192
2.5% 7/1/44 (e)	1,900,000	1,799,953
2.583% 5/1/35 (g)	223,111	238,184
2.594% 5/1/36 (g)	406,585	435,554
2.607% 7/1/37 (g)	215,536	230,893
2.838% 3/1/36 (g)	635,883	681,189
3% 10/1/42 to 2/1/44	165,284,125	163,355,570
3% 7/1/44 (e)	300,000	296,063
3.5% 1/1/34 to 4/1/43	26,171,001	27,047,497
3.5% 7/1/44 (e)	11,000,000	11,311,093
4% 8/1/40 to 6/1/43	82,339,729	87,445,933
4% 7/1/44 (e)	23,800,000	25,235,435
4% 7/1/44 (e)	5,600,000	5,937,749
4% 7/1/44 (e)	3,900,000	4,135,218
4.5% 8/1/39 to 10/1/41	57,476,458	62,428,948
4.5% 7/1/44 (e)	10,800,000	11,687,625
5% 6/1/20 to 9/1/25	4,854,849	5,240,414
5.5% 10/1/17 to 2/1/38	9,811,557	10,938,504
6% 5/1/15 to 1/1/42	40,119,229	45,187,413
6.5% 8/1/14 to 11/1/16	44,903	46,870
7% 9/1/14 to 6/1/32	1,889,970	2,181,435
7.5% 2/1/22 to 11/1/31	1,360,171	1,614,794
8% 6/1/29	679	820
TOTAL FANNIE MAE		476,593,154
Freddie Mac - 1.8%
2.03% 4/1/35 (g)	1,071,979	1,123,777
2.373% 1/1/35 (g)	66,607	70,493
2.396% 5/1/35 (g)	693,569	729,136
3% 11/1/42 to 2/1/43	4,615,753	4,571,503
3.067% 10/1/35 (g)	188,758	201,745
3.5% 1/1/26 to 4/1/43	27,622,996	28,431,878
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 6/1/24 to 4/1/42	$ 35,885,339	$ 38,101,874
4.5% 7/1/25 to 10/1/43	37,836,115	41,172,528
5% 4/1/38 to 1/1/41	15,608,245	17,324,049
5.5% 8/1/23 to 10/1/39	1,038,405	1,161,764
6% 7/1/37 to 8/1/37	1,452,569	1,635,943
6.5% 9/1/39	2,661,957	2,977,376
7.5% 11/1/16 to 6/1/32	591,004	696,597
8% 7/1/25 to 10/1/27	26,395	31,401
8.5% 2/1/19 to 5/1/22	2,043	2,367
12% 11/1/19	2	2
TOTAL FREDDIE MAC		138,232,433
Ginnie Mae - 2.7%
3% 7/1/44 (e)	5,200,000	5,245,500
3.5% 1/15/41 to 1/20/44	41,647,288	43,411,210
3.5% 7/1/44 (e)	4,800,000	4,994,625
3.5% 7/1/44 (e)	2,900,000	3,017,586
3.5% 7/1/44 (e)	700,000	728,383
3.5% 7/1/44 (e)	900,000	936,492
3.5% 7/1/44 (e)	2,900,000	3,017,586
4% 9/20/40 to 8/15/43	30,914,323	33,135,363
4% 7/1/44 (e)	11,400,000	12,190,876
4.5% 5/15/39 to 4/15/41	42,153,695	46,100,488
5% 3/15/39 to 9/15/41	31,826,440	35,417,473
5.5% 11/20/33 to 12/15/38	8,392,114	9,442,458
6% 8/15/32 to 6/15/36	5,718,183	6,572,212
7% 6/15/24 to 9/15/32	3,176,027	3,745,519
7.5% 3/15/22 to 8/15/28	806,601	937,891
8% 4/15/24 to 12/15/25	70,115	82,457
8.5% 8/15/29 to 11/15/31	103,555	126,918
TOTAL GINNIE MAE		209,103,037
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $810,159,585)		823,928,624
Asset-Backed Securities - 0.2%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (g)	$ 431,966	$ 374,786
Airspeed Ltd. Series 2007-1A Class C1, 2.6518% 6/15/32 (d)(g)	4,075,597	2,302,712
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (g)	37,984	35,344
Series 2004-R2 Class M3, 0.9773% 4/25/34 (g)	58,421	38,037
Series 2005-R2 Class M1, 0.602% 4/25/35 (g)	470,700	469,445
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.93% 3/25/34 (g)	31,145	29,745
Series 2006-W4 Class A2C, 0.312% 5/25/36 (g)	781,339	274,430
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.292% 12/25/36 (g)	1,172,000	729,522
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.402% 3/25/32 (MGIC Investment Corp. Insured) (g)	16,339	14,344
Series 2004-3 Class M4, 1.607% 4/25/34 (g)	52,755	38,230
Series 2004-4 Class M2, 0.947% 6/25/34 (g)	186,536	180,176
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	2,465,432	2,583,016
Fannie Mae Series 2004-T5 Class AB3, 0.9146% 5/28/35 (g)	25,289	23,523
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3273% 8/25/34 (g)	189,000	152,789
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.977% 3/25/34 (g)	6,817	6,273
Fremont Home Loan Trust Series 2005-A Class M4, 1.172% 1/25/35 (g)	225,345	126,565
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (d)(g)	1,243,256	1,062,192
GE Business Loan Trust Series 2003-1 Class A, 0.5818% 4/15/31 (d)(g)	35,573	34,334
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.702% 9/25/46 (d)(g)	338,227	339,580
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.472% 8/25/33 (g)	687,961	655,498
Series 2003-3 Class M1, 1.442% 8/25/33 (g)	334,314	313,787
Series 2003-5 Class A2, 0.852% 12/25/33 (g)	21,396	20,034
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.342% 1/25/37 (g)	805,000	501,703
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.28% 11/25/36 (g)	598,310	591,407
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5639% 12/27/29 (g)	164,205	162,494
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.277% 7/25/33 (g)	$ 2,891,554	$ 2,522,887
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.127% 7/25/34 (g)	48,532	44,397
Series 2006-FM1 Class A2B, 0.26% 4/25/37 (g)	398,301	368,051
Series 2006-OPT1 Class A1A, 0.672% 6/25/35 (g)	672,645	640,404
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.832% 8/25/34 (g)	37,283	35,797
Series 2005-NC1 Class M1, 0.812% 1/25/35 (g)	260,000	246,576
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.662% 9/25/35 (g)	928,000	735,308
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.402% 9/25/34 (g)	346,000	311,266
Class M4, 1.602% 9/25/34 (g)	444,000	285,219
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.952% 4/25/33 (g)	3,323	3,148
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (g)	592,275	530,110
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.877% 9/25/34 (g)	32,054	25,946
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.012% 9/25/34 (g)	18,730	17,759
TOTAL ASSET-BACKED SECURITIES (Cost $18,650,132)		16,826,834
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.333% 12/20/54 (g)	1,954,000	1,903,001
Class M1, 0.493% 12/20/54 (g)	515,000	498,829
Series 2007-1:
Class 1M1, 0.453% 12/20/54 (g)	785,000	762,706
Class 2M1, 0.653% 12/20/54 (g)	4,428,000	4,330,584
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1279% 1/20/44 (g)	2,564,032	2,576,529
Class 1C, 2.6779% 1/20/44 (g)	279,947	298,527
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.362% 5/25/47 (g)	339,659	279,736
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.322% 2/25/37 (g)	513,971	471,928
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.442% 7/25/35 (g)	$ 2,138,738	$ 2,040,207
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5003% 7/10/35 (d)(g)	178,172	162,934
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	17,635	16,990
TOTAL PRIVATE SPONSOR		13,341,971
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,916,320	2,077,275
Series 1999-57 Class PH, 6.5% 12/25/29	1,700,435	1,949,110
TOTAL U.S. GOVERNMENT AGENCY		4,026,385
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,366,841)		17,368,356
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4176% 2/14/43 (g)(h)	1,761,859	41,430
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,018,332	4,333,647
Series 2006-5 Class A2, 5.317% 9/10/47	2,404,778	2,413,060
Series 2007-3 Class A3, 5.5907% 6/10/49 (g)	5,749,739	5,761,796
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3018% 8/15/29 (d)(g)	15,960,000	15,970,677
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.002% 12/25/33 (d)(g)	25,655	23,105
Series 2005-3A:
Class A2, 0.552% 11/25/35 (d)(g)	170,270	150,052
Class M2, 0.642% 11/25/35 (d)(g)	37,135	26,851
Class M3, 0.662% 11/25/35 (d)(g)	33,284	23,692
Class M4, 0.752% 11/25/35 (d)(g)	41,536	28,125
Series 2005-4A:
Class A2, 0.542% 1/25/36 (d)(g)	608,348	539,743
Class B1, 1.552% 1/25/36 (d)(g)	47,314	9,211
Class M1, 0.602% 1/25/36 (d)(g)	196,356	109,957
Class M2, 0.622% 1/25/36 (d)(g)	58,729	31,169
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M3, 0.652% 1/25/36 (d)(g)	$ 86,017	$ 44,550
Class M4, 0.762% 1/25/36 (d)(g)	44,788	21,682
Class M5, 0.802% 1/25/36 (d)(g)	44,788	15,946
Class M6, 0.852% 1/25/36 (d)(g)	47,754	13,461
Series 2006-1:
Class A2, 0.512% 4/25/36 (d)(g)	98,126	85,956
Class M6, 0.792% 4/25/36 (d)(g)	33,030	17,373
Series 2006-2A:
Class M1, 0.462% 7/25/36 (d)(g)	88,052	60,691
Class M2, 0.482% 7/25/36 (d)(g)	62,059	42,113
Class M3, 0.502% 7/25/36 (d)(g)	48,737	32,891
Class M4, 0.572% 7/25/36 (d)(g)	32,816	22,049
Class M5, 0.622% 7/25/36 (d)(g)	40,289	18,049
Series 2006-3A Class M4, 0.582% 10/25/36 (d)(g)	36,804	5,238
Series 2006-4A:
Class A2, 0.422% 12/25/36 (d)(g)	1,422,837	1,201,565
Class M1, 0.442% 12/25/36 (d)(g)	102,748	70,025
Class M2, 0.462% 12/25/36 (d)(g)	65,223	28,476
Class M3, 0.492% 12/25/36 (d)(g)	66,116	20,920
Series 2007-1 Class A2, 0.422% 3/25/37 (d)(g)	268,746	191,770
Series 2007-2A:
Class A1, 0.422% 7/25/37 (d)(g)	1,147,834	970,633
Class A2, 0.472% 7/25/37 (d)(g)	1,075,249	777,068
Class M1, 0.522% 7/25/37 (d)(g)	359,852	118,688
Class M2, 0.562% 7/25/37 (d)(g)	138,404	23,715
Class M3, 0.642% 7/25/37 (d)(g)	138,404	14,478
Class M4, 0.802% 7/25/37 (d)(g)	47,195	493
Series 2007-3:
Class A2, 0.442% 7/25/37 (d)(g)	378,823	271,185
Class M1, 0.462% 7/25/37 (d)(g)	198,246	127,465
Class M2, 0.492% 7/25/37 (d)(g)	210,313	120,048
Class M3, 0.522% 7/25/37 (d)(g)	344,345	135,446
Class M4, 0.652% 7/25/37 (d)(g)	540,005	124,413
Class M5, 0.752% 7/25/37 (d)(g)	271,080	48,417
Class M6, 0.952% 7/25/37 (d)(g)	5,691	39
Series 2007-4A:
Class M1, 1.1023% 9/25/37 (d)(g)	103,934	11,334
Class M2, 1.2023% 9/25/37 (d)(g)	98,027	4,897
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7018% 3/15/22 (d)(g)	83,383	83,408
Class J, 0.8518% 3/15/22 (d)(g)	271,000	264,049
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T24 Class A4, 5.537% 10/12/41	$ 4,230,174	$ 4,593,880
C-BASS Trust floater Series 2006-SC1 Class A, 0.42% 5/25/36 (d)(g)	312,617	303,363
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	6,360,484	6,830,753
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0018% 4/15/17 (d)(g)	82,454	82,479
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,731,000	35,330,201
Series 2007-C3 Class A4, 5.6765% 6/15/39 (g)	19,769,282	21,463,193
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	11,005,920
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4718% 2/15/22 (d)(g)	36,549	36,174
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,115,383
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	18,507,000	20,194,209
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,952,691	3,197,035
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,550,000	1,577,478
Class DFX, 4.4065% 11/5/30 (d)	14,762,000	15,273,782
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4318% 11/15/18 (d)(g)	72,041	71,309
Class F, 0.4818% 11/15/18 (d)(g)	163,317	158,463
Class G, 0.5118% 11/15/18 (d)(g)	141,898	133,811
Class H, 0.6518% 11/15/18 (d)(g)	108,791	100,566
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,360,000	5,770,769
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,029,428	13,121,832
Series 2007-LD11 Class A4, 5.8036% 6/15/49 (g)	87,242,206	95,937,462
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8932% 7/15/44 (g)	4,440,000	4,929,088
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	7,393,038	8,071,009
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.829% 6/12/50 (g)	4,610,000	5,150,315
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	$ 2,600,000	$ 2,797,946
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	12,147,884
Series 2007-7 Class A4, 5.7432% 6/12/50 (g)	1,113,000	1,228,578
Series 2007-7 Class B, 5.7432% 6/12/50 (g)	1,365,000	54,664
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.345% 10/15/20 (d)(g)	434,000	428,158
Class E, 0.405% 10/15/20 (d)(g)	542,000	531,995
Class F, 0.455% 10/15/20 (d)(g)	326,000	318,352
Class G, 0.495% 10/15/20 (d)(g)	402,000	388,549
Class H, 0.585% 10/15/20 (d)(g)	253,000	231,885
Class J, 0.735% 10/15/20 (d)(g)	146,169	75,502
Series 2006-T23 Class A3, 5.8055% 8/12/41 (g)	2,221,731	2,225,513
Series 2007-HQ12 Class A4, 5.5924% 4/12/49 (g)	4,350,000	4,575,939
Series 2007-IQ14 Class B, 5.722% 4/15/49 (g)	3,845,000	842,286
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,739,047
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5143% 9/15/21 (d)(g)	662,748	649,722
Class J, 0.7543% 9/15/21 (d)(g)	257,000	246,809
Series 2007-WHL8 Class F, 0.6318% 6/15/20 (d)(g)	1,931,000	1,780,262
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	57,028,326
Series 2007-C31 Class A4, 5.509% 4/15/47	36,310,000	39,309,969
Series 2007-C33 Class A4, 5.9436% 2/15/51 (g)	35,052,000	38,355,195
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,116,590
Series 2007-C31 Class C, 5.6701% 4/15/47 (g)	4,335,000	4,176,790
Series 2007-C31A Class A2, 5.421% 4/15/47	239,217	239,480
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $491,343,086)		484,388,961
Municipal Securities - 2.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,400,000	1,428,896
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,616,623
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 9,490,000	$ 13,504,934
7.5% 4/1/34	6,765,000	9,629,978
7.6% 11/1/40	24,895,000	37,638,502
7.625% 3/1/40	2,235,000	3,297,161
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,575,000	1,949,740
6.314% 1/1/44	34,835,000	38,239,425
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	830,000	878,099
5.1% 6/1/33	25,960,000	26,082,531
Series 2010-1, 6.63% 2/1/35	3,785,000	4,322,281
Series 2010-3:
6.725% 4/1/35	5,945,000	6,907,436
7.35% 7/1/35	1,915,000	2,318,759
Series 2011:
5.365% 3/1/17	250,000	273,598
5.665% 3/1/18	4,025,000	4,493,309
5.877% 3/1/19	6,335,000	7,136,568
Series 2013:
1.84% 12/1/16	5,060,000	5,106,552
3.6% 12/1/19	4,360,000	4,426,359
TOTAL MUNICIPAL SECURITIES (Cost $157,172,745)		169,250,751
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	7,090,000	7,329,288
5.75% 9/26/23 (d)	6,488,000	6,974,600
Brazilian Federative Republic 4.25% 1/7/25	6,820,000	6,912,070
United Mexican States 3.5% 1/21/21	30,362,000	31,530,937
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,748,745)		52,746,895
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $81,079,277)	81,079,277	$ 81,079,277
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,508,650,885)		7,671,527,678
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(63,209,644)
NET ASSETS - 100%		$ 7,608,318,034
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 7/1/44	$ (12,100,000)	(13,094,469)
4.5% 7/1/44	(10,800,000)	(11,687,625)
TOTAL TBA SALE COMMITMENTS (Proceeds $24,691,078)		$ (24,782,094)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ (99,947)	$ (300,868)	$ (400,815)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	(62,400)	(232,488)	(294,888)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	(83,841)	(499,787)	(583,628)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	(83,841)	(429,269)	(513,110)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(350,332)	47,599	(302,733)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(350,412)	125,786	(224,626)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	(71,692)	(83,370)	(155,062)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	(63,261)	(166,004)	(229,265)
TOTAL BUY PROTECTION						(1,165,726)	(1,538,401)	(2,704,127)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	8,098	(1,075)	0	(1,075)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(119,924)	0	(119,924)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	141,904	(30,546)	0	(30,546)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	185,206	(129,881)	0	(129,881)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	$ 169,387	$ (60,053)	$ 0	$ (60,053)
TOTAL SELL PROTECTION						(341,479)	0	(341,479)
TOTAL CREDIT DEFAULT SWAPS						$ (1,507,205)	$ (1,538,401)	$ (3,045,606)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,945,132 or 3.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,677,155.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,623
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,292,556,737	$ -	$ 2,292,556,737	$ -
U.S. Government and Government Agency Obligations	3,733,381,243	-	3,733,381,243	-
U.S. Government Agency - Mortgage Securities	823,928,624	-	823,928,624	-
Asset-Backed Securities	16,826,834	-	14,184,542	2,642,292
Collateralized Mortgage Obligations	17,368,356	-	17,205,422	162,934
Commercial Mortgage Securities	484,388,961	-	482,649,914	1,739,047
Municipal Securities	169,250,751	-	169,250,751	-
Foreign Government and Government Agency Obligations	52,746,895	-	52,746,895	-
Money Market Funds	81,079,277	81,079,277	-	-
Total Investments in Securities:	$ 7,671,527,678	$ 81,079,277	$ 7,585,904,128	$ 4,544,273
Derivative Instruments:
Liabilities
Swaps	$ (1,507,205)	$ -	$ (1,507,205)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (24,782,094)	$ -	$ (24,782,094)	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $7,501,176,717. Net unrealized appreciation aggregated $170,350,961, of which $201,737,907 related to appreciated investment securities and $31,386,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014